Contingent Liabilities and Commitments - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended			84 Months Ended	97 Months Ended
	Sep. 30, 2006 Claim	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2008 USD ($)
Loss Contingencies [Line Items]
Accrued Liabilities and Other Liabilities		$ 302	$ 145		$ 302
Other noncurrent liabilities		$ 237	28		237
Processing, treating and transportation costs used in the calculation of federal royalties					114
Service commitment period		8 years
Contractual Obligation		$ 686			686
Total rent expenses		28	26	$ 23
Capacity [Member] | Powder River Basin
Loss Contingencies [Line Items]
Accrued Liabilities and Other Liabilities		29			29
Other noncurrent liabilities		84			84
Capacity [Member] | Piceance Basin [Member]
Loss Contingencies [Line Items]
Contractual Obligation		527			527
Gathering and Treating [Member]
Loss Contingencies [Line Items]
Gathering and Treating Commitments		524			524
Gathering and Treating [Member] | Piceance Basin [Member]
Loss Contingencies [Line Items]
Gathering and Treating Commitments		106			106
Gathering and Treating [Member] | Appalachian Basin
Loss Contingencies [Line Items]
Other noncurrent liabilities		20			20
Accrued Liabilities		23			23
Gathering and Treating Commitments		33			33
Royalty Litigation
Loss Contingencies [Line Items]
Number of claims reserved for court resolution | Claim	2
Loss Contingency, Damages Sought, Value						$ 20
Loss contingencies associated with royalty litigation		17	$ 16		17
Discontinued Operations [Member] | Capacity [Member]
Loss Contingencies [Line Items]
Contractual Obligation		150			150
Discontinued Operations [Member] | Capacity [Member] | Powder River Basin
Loss Contingencies [Line Items]
Contractual Obligation		139			139
Discontinued Operations [Member] | Gathering and Treating [Member]
Loss Contingencies [Line Items]
Contractual Obligation		104			104
Discontinued Operations [Member] | Gathering and Treating [Member] | Powder River Basin
Loss Contingencies [Line Items]
Accrued Liabilities and Other Liabilities		19			19
Other noncurrent liabilities		40			40
Gathering and Treating Commitments		92			92
Assumed by purchasers [Member] | Capacity [Member] | Piceance Basin [Member]
Loss Contingencies [Line Items]
Contractual Obligation		$ 104			$ 104